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                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                        EQUITY FUNDS COMBINED PROSPECTUS
                         Supplement dated July 1, 1997
                      to Prospectus dated November 1, 1996

                      THE ONE GROUP ASSET ALLOCATION FUND
                       THE ONE GROUP LARGE COMPANY GROWTH
                     THE ONE GROUP LARGE COMPANY VALUE FUND
                    THE ONE GROUP GROWTH OPPORTUNITIES FUND
                 THE ONE GROUP INTERNATIONAL EQUITY INDEX FUND
                      THE ONE GROUP DISCIPLINED VALUE FUND
                        THE ONE GROUP EQUITY INDEX FUND
                        THE ONE GROUP INCOME EQUITY FUND
                        THE ONE GROUP VALUE GROWTH FUND
                      THE ONE GROUP GULF SOUTH GROWTH FUND

     A Special Meeting of Shareholders ("Special Meeting") of The One Group(R) Gulf South Growth Fund (the "Fund") will be held on Friday, August 8, 1997 at 9:30 a.m. for the following purpose:

     1. To approve an amendment in the investment objective of the Fund as set forth below:

             The Fund seeks long-term capital growth primarily by investing in a portfolio of equity securities of small capitalization and emerging growth companies.

     2. To approve a change in the classification of the Fund from a non-diversified, open-end management investment company to a diversified, open-end management investment company, and a revision of related fundamental investment limitations on issuer diversification.

     3. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

     The proposed change in the investment objective of the Fund would do two things: (1) focus the Fund's investments on the equity securities of small capitalization and emerging growth companies and (2) diversify the Fund by permitting investments in companies headquartered or doing business outside of the southeastern United States. Only Shareholders of record at the close of business on June 5, 1997 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Accordingly, investors who were not Shareholders of record on the close of business on June 5, 1997 will not be entitled to notice of, or to vote at, this Special Meeting or any adjournment thereof. If approved, the amended investment objective will be effective on or about November 1, 1997. Shareholders will be notified only if the amended investment objective is not approved.

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

TOG-S-063